Document and Entity Information Document	Dec. 04, 2020
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Dec. 04, 2020
Document Period End Date	Dec. 04, 2020
Amendment Flag	false
Entity Registrant Name	Net 1 UEPS Technologies, Inc.
Entity Address, Address Line One	President Place, 4th Floor, Cnr.
Entity Address, Address Line Two	Jan Smuts Avenue and Bolton Road
Entity Address, City or Town	Johannesburg
Entity Address, Country	ZA
Entity Address, Postal Zip Code
Entity Incorporation, State Country Name	FL
City Area Code	27
Local Phone Number	11-343-2000
Entity File Number	000-31203
Entity Central Index Key	0001041514
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-0171860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
NASDAQ Global Select Market [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	UEPS
Security Exchange Name	NASDAQ